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Van Eck Global
(Plus Logo)

                                                                  March 30, 1998


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, DC 20549

        Re:  Van Eck Funds
             1933 Act File No. 2-97596
             1940 Act File No. 811-4297
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Dear Sir or Madam:

        On behalf of Van Eck Funds (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that: (i) the Proxy Statement/Prospectus dated March 20, 1998 with respect to the Registrant's U.S. Government Money that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Proxy Statement/Prospectus contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-14 under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA#1"), which was filed on March 30, 1998; and (ii) the text of PEA#1 has been filed electronically.

        If you should have questions regarding this filing please call the undersigned at (212) 293-2141.

                                        Very truly yours,



                                        /s/ Susan I. Grant
                                        Susan I. Grant
                                        Assistant Secretary

99 Park Avenue New York, NY 10016   Tel: (212) 687-5200     Fax: (212) 687-5248